Schedule of foreign exchange risk (Details) - GBP (£) £ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
IfrsStatementLineItems [Line Items]
Total	£ 10,057	£ 7,546	£ 10,928	£ 2,343
Total	22	175	3,488
Foreign exchange risk [member] | Pounds Sterling
IfrsStatementLineItems [Line Items]
Total		7,247	3,153
Foreign exchange risk [member] | US Dollar
IfrsStatementLineItems [Line Items]
Total		120	2,021
Foreign exchange risk [member] | Euro
IfrsStatementLineItems [Line Items]
Total		179	5,750
Total	22	54	1,460
Foreign exchange risk [member] | Other
IfrsStatementLineItems [Line Items]
Total			4
Total		£ 1	£ 7